Note 15 - Investments in subsidiaries, joint ventures and associates (Tables)	6 Months Ended
Jun. 30, 2019
Investments in subsidiaries, joint ventures and associates
Associates Entities and joint ventures. Breakdown by entities
Joint ventures and associates. Breakdown by entities (Millions of Euros)
	June 2019	December 2018
Joint ventures	179	173
Associates	1.459	1.405
Total	1.638	1.578